CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Nature (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	€ 261,380	€ 232,414
Dealers
Disclosure of financial assets [line items]
Trade receivables	122,177	85,696
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	32,357	42,981
Brand activities
Disclosure of financial assets [line items]
Trade receivables	30,587	24,213
Stellantis Group companies
Disclosure of financial assets [line items]
Trade receivables	20,398	19,184
Other
Disclosure of financial assets [line items]
Trade receivables	€ 55,861	€ 60,340